Segment information	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Segment information

3. Segment information

The Group manages its operations as a single segment for the purposes of assessing performance and making operating decisions. The Group’s focus is on the research and development of PRAME-directed immunotherapies that harness the power of T cells for the treatment of cancer. The Chief Executive Officer is the chief operating decision maker who regularly reviews the consolidated operating results and makes decisions about the allocation of the Group’s resources.